Carillon Chartwell Small Cap Value Fund
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 97.4%	Shares	Value
Aerospace & Defense - 2.5%
AAR Corp. (a)	9,139	$819,494
Moog, Inc. - Class A	2,839	589,575
		1,409,069

Air Freight & Logistics - 1.6%
Hub Group, Inc. - Class A	26,622	916,862

Automobile Components - 2.2%
Visteon Corp.	10,674	1,279,386

Banks - 18.3%
Atlantic Union Bankshares Corp.	27,883	983,991
Columbia Banking System, Inc.	38,910	1,001,543
CVB Financial Corp.	41,604	786,732
First Financial Bancorp	27,660	698,415
FNB Corp.	68,220	1,099,024
Old National Bancorp	52,114	1,143,902
Provident Financial Services, Inc.	38,964	751,226
Renasant Corp.	31,648	1,167,495
Towne Bank	30,183	1,043,426
United Bankshares, Inc.	26,083	970,549
United Community Banks, Inc.	25,473	798,579
		10,444,882

Building Products - 0.8%
American Woodmark Corp. (a)	6,469	431,870

Chemicals - 4.6%
Ashland, Inc.	10,613	508,469
Avient Corp.	19,837	653,629
Methanex Corp.	19,210	763,789
Quaker Chemical Corp.	5,377	708,420
		2,634,307

Commercial Services & Supplies - 2.8%
MillerKnoll, Inc.	49,127	871,513
UniFirst Corp.	4,196	701,529
		1,573,042

Consumer Finance - 1.4%
PRA Group, Inc. (a)	50,551	780,507

Electrical Equipment - 1.8%
nVent Electric PLC	10,312	1,017,176

Electronic Equipment, Instruments & Components - 5.0%
Advanced Energy Industries, Inc.	5,357	911,440
CTS Corp.	10,665	425,960
IPG Photonics Corp. (a)	12,286	972,929
Plexus Corp. (a)	3,728	539,404
		2,849,733

Energy Equipment & Services - 3.9%
Cactus, Inc. - Class A	21,054	831,002
Patterson-UTI Energy, Inc.	90,073	466,578
Weatherford International PLC	13,470	921,752
		2,219,332

Food Products - 3.0%
J&J Snack Foods Corp.	5,876	564,625
Nomad Foods Ltd.	39,645	521,332
TreeHouse Foods, Inc. (a)	29,710	600,439
		1,686,396

Ground Transportation - 1.4%
Werner Enterprises, Inc.	30,381	799,628

Health Care Equipment & Supplies - 4.6%
CONMED Corp.	11,194	526,454
Enovis Corp. (a)	18,840	571,606
Envista Holdings Corp. (a)	37,492	763,712
Integer Holdings Corp. (a)	7,561	781,278
		2,643,050

Hotel & Resort REITs - 2.0%
Pebblebrook Hotel Trust	48,095	547,802
Ryman Hospitality Properties, Inc.	6,934	621,217
		1,169,019

Household Durables - 2.1%
Century Communities, Inc.	7,613	482,436
Tri Pointe Homes, Inc. (a)	21,713	737,590
		1,220,026

Industrial REITs - 2.0%
First Industrial Realty Trust, Inc.	8,867	456,385
STAG Industrial, Inc.	19,404	684,767
		1,141,152

Insurance - 2.1%
Kemper Corp.	12,587	648,860
Selective Insurance Group, Inc.	6,658	539,764
		1,188,624

Leisure Products - 1.2%
Malibu Boats, Inc. - Class A (a)	20,707	671,942

Life Sciences Tools & Services - 1.1%
Bruker Corp.	20,183	655,746

Machinery - 6.5%
Gates Industrial Corp. PLC (a)	37,009	918,563
Helios Technologies, Inc.	20,614	1,074,608
JBT Marel Corp.	8,691	1,220,651
Kennametal, Inc.	22,617	473,374
		3,687,196

Metals & Mining - 1.7%
Materion Corp.	8,098	978,319

Multi-Utilities - 2.8%
Black Hills Corp.	11,270	694,119
NorthWestern Energy Group, Inc.	15,326	898,257
		1,592,376

Office REITs - 0.9%
Highwoods Properties, Inc.	17,028	541,831

Oil, Gas & Consumable Fuels - 2.1%
CNX Resources Corp. (a)	20,112	645,997
Matador Resources Co.	12,090	543,204
		1,189,201

Personal Care Products - 0.8%
Edgewell Personal Care Co.	21,904	445,965

Pharmaceuticals - 1.7%
Elanco Animal Health, Inc. (a)	48,607	978,945

Professional Services - 1.5%
Korn Ferry	12,110	847,458

Real Estate Management & Development - 2.0%
Cushman & Wakefield PLC (a)	71,938	1,145,253

Residential REITs - 0.8%
Independence Realty Trust, Inc.	29,385	481,620

Retail REITs - 1.4%
Kite Realty Group Trust	36,840	821,532

Semiconductors & Semiconductor Equipment - 3.1%
Diodes, Inc. (a)	19,815	1,054,356
Ichor Holdings Ltd. (a)	40,548	710,401
		1,764,757

Software - 1.5%
Blackbaud, Inc. (a)	12,923	831,078

Specialized REITs - 2.0%
Four Corners Property Trust, Inc.	21,900	534,360
Smartstop Self Storage REIT, Inc.	16,536	622,415
		1,156,775

Specialty Retail - 4.2%
American Eagle Outfitters, Inc.	22,573	386,224
Five Below, Inc. (a)	5,105	789,744
Valvoline, Inc. (a)	23,117	830,131
Victoria's Secret & Co. (a)	14,456	392,336
		2,398,435
TOTAL COMMON STOCKS (Cost $47,512,762)		55,592,490

TOTAL INVESTMENTS - 97.4% (Cost $47,512,762)		55,592,490
Other Assets in Excess of Liabilities - 2.6%		1,470,049
TOTAL NET ASSETS - 100.0%		$57,062,539
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Carillon Chartwell Small Cap Value Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$55,592,490	$–	$–	$55,592,490
Total Investments	$55,592,490	$–	$–	$55,592,490

Refer to the Schedule of Investments for further disaggregation of investment categories.